HSBC Opportunity Fund Class I

HSBC FUNDS

HSBC Opportunity Fund
HSBC Opportunity Fund (Class I)
(each, a “Fund,” and collectively, the “Funds”)

Supplement dated November 16, 2017
to the Prospectus dated February 28, 2017 (as supplemented from time to time)
(the “Prospectus”)

Effective on November 1, 2017, the Funds began using a “straight line” method to allocate certain expenses that are not directly attributable to a particular Fund across the entire HSBC Family of Funds.

Accordingly, the following changes are being made to the Funds’ prospectus effective immediately:

The following replaces in its entirety the “Fees and Expenses of the Fund” table and its related footnotes in the “HSBC Opportunity Fund—Summary Section—Class I Shares” of the Prospectus:

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fee	0.80%
Distribution (12b-1) Fee	0.00%
Other Expenses:
Shareholder Servicing Fee	0.00%
Other Operating Expenses	0.51%
Total Other Expenses	0.51%
Total Annual Fund Operating Expenses(1)	1.31%
Fee Waiver and/or Expense Reimbursement(2)	0.21%
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	1.10%

This table reflects the combined fees and expenses for both the Fund and the HSBC Opportunity Portfolio (“Opportunity Portfolio” or “Portfolio”).
(1)	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
(2)	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.10% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

The following replaces in its entirety the “HSBC Opportunity Fund—Summary Section—Class I—Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. The Example takes the Expense Limitation Agreement into account until its expiration on March 1, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$112	$395	$698	$1,561

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	HSBC Opportunity Fund Class I Class I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HSBC Opportunity Fund Class I Class I Shares
Management Fee	0.80%
Distribution (12b-1) Fee	none
Shareholder Servicing Fee	none
Other Operating Expenses	0.51%
Total Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.31%	[1]
Fee Waiver and /or Expense Reimbursement	0.21%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%
[1]	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.10% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust's Board of Trustees.

This table reflects the combined fees and expenses for both the Fund and the HSBC Opportunity Portfolio (“Opportunity Portfolio” or “Portfolio”).
Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. The Example takes the Expense Limitation Agreement into account until its expiration on March 1, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
HSBC Opportunity Fund Class I | Class I Shares | USD ($)	112	395	698	1,561